Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
The following tables present information about our financial assets and liabilities measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation inputs we utilized to determine such fair value as of September 30, 2013 and December 31, 2012 (in thousands):

	Balance as of September 30, 2013	Fair Value Measurements as of September 30, 2013
		Level 1	Level 2	Level 3
Assets:
Cash surrender value of life insurance	$23,847	$—	$23,847	$—
Interest rate swaps	52		52
Total Assets	$23,899	$—	$23,899	$—
Liabilities:
Contingent consideration liabilities	$54,485	$—	$—	$54,485
Deferred compensation liabilities	23,572	—	23,572	—
Foreign currency forward contracts	15,403	—	15,403	—
Interest rate swaps	9,606	—	9,606	—
Total Liabilities	$103,066	$—	$48,581	$54,485

	Balance as of December 31, 2012	Fair Value Measurements as of December 31, 2012
		Level 1	Level 2	Level 3
Assets:
Cash surrender value of life insurance	$19,492	$—	$19,492	$—
Total Assets	$19,492	$—	$19,492	$—
Liabilities:
Contingent consideration liabilities	$90,009	$—	$—	$90,009
Deferred compensation liabilities	19,843	—	19,843	—
Interest rate swaps	15,643	—	15,643	—
Total Liabilities	$125,495	$—	$35,486	$90,009

The following tables present information about our financial assets and liabilities measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation inputs we utilized to determine such fair value as of December 31, 2012 and 2011 (in thousands):

	Balance as of December 31, 2012	Fair Value Measurements as of December 31, 2012
		Level 1	Level 2	Level 3
Assets:
Cash surrender value of life insurance	$19,492	$—	$19,492	$—
Total Assets	$19,492	$—	$19,492	$—
Liabilities:
Contingent consideration liabilities	$90,009	$—	$—	$90,009
Deferred compensation liabilities	19,843	—	19,843	—
Interest rate swaps	15,643	—	15,643	—
Total Liabilities	$125,495	$—	$35,486	$90,009

	Balance as of December 31, 2011	Fair Value Measurements as of December 31, 2011
		Level 1	Level 2	Level 3
Assets:
Cash surrender value of life insurance	$13,413	$—	$13,413	$—
Total Assets	$13,413	$—	$13,413	$—
Liabilities:
Contingent consideration liabilities	$82,382	$—	$—	$82,382
Deferred compensation liabilities	14,071	—	14,071	—
Interest rate swaps	10,576	—	10,576	—
Total Liabilities	$107,029	$—	$24,647	$82,382

Significant Unobservable Inputs Used In Fair Value Measurements
The significant unobservable inputs used in the fair value measurements of our Level 3 contingent consideration liabilities were as follows:

Unobservable Input	September 30, 2013 Weighted Average	December 31, 2012 Weighted Average
Probability of achieving payout targets	71.7%	79.7%
Discount rate	6.5%	6.6%

The significant unobservable inputs used in the fair value measurements of our Level 3 contingent consideration liabilities were as follows:

	December 31,
	2012	2011
Unobservable Input	(Weighted Average)
Probability of achieving payout targets	79.7%	78.1%
Discount rate	6.6%	3.0%

Changes In Fair Value Of Contingent Consideration Obligations
Changes in the fair value of our contingent consideration liabilities for the three and nine months ended September 30, 2013 and 2012 were as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Beginning balance	$49,473	$88,037	$90,009	$82,382
Contingent consideration liabilities recorded for business acquisitions	1,204	—	3,854	5,540
Payments	—	—	(38,349)	(600)
Loss included in earnings	712	1,892	1,765	1,787
Exchange rate effects	3,096	2,353	(2,794)	3,173
Ending balance	$54,485	$92,282	$54,485	$92,282

Changes in the fair value of our contingent consideration obligations are as follows (in thousands):

Balance as of January 1, 2011	$2,000
Contingent consideration liabilities recorded for business acquisitions	81,239
Decrease in fair value included in earnings	(1,408)
Exchange rate effects	551
Balance as of December 31, 2011	$82,382
Contingent consideration liabilities recorded for business acquisitions	5,456
Payments	(3,100)
Increase in fair value included in earnings	1,643
Exchange rate effects	3,628
Balance as of December 31, 2012	$90,009